            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT
                          OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549
                  Report for the Period Ended December 31, 2000


                                                                      ----
                                       If amended report check here: /   /
                                                                     ----

Name of Institutional Investment Manager:
WESTCHESTER CAPITAL MANAGEMENT, INC.         13F FILE NO.:
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Business Address:
100 SUMMIT LAKE DRIVE      VALHALLA          NEW YORK          10595
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         Street                     City              State             Zip

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
FREDERICK W. GREEN, (914) 741-5600, PRESIDENT
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ATTENTION--Intentional misstatements or omissions of facts constitute Federal
Criminal Violations.  SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF (A).
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         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York as of the1st day of February, 2001.

                                            WESTCHESTER CAPITAL MANAGEMENT, INC.
                                            ------------------------------------
                                            (Name of Institutional Investment
                                            Manager)


                                            /S/FREDERICK W. GREEN
                                            ------------------------------------
                                            (Manual Signature of Person Duly
                                            Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report). (List in alphabetical order.)

         13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NAME:                                                     13F FILE NO.
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

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Total:     122
                                            ---
Form 13F Information Table Value Total:     $1,024,369,169
                                            --------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -

FORM 13F
Westchester Capital Management, Inc.
December 31, 2000

                                    FORM 13F
                      Westchester Capital Management, Inc.
                               December 31, 2000

Item 1                                         Item 2         Item 3         Item 4       Item 5     Item 6     Item 7     Item 8
                                               Title          CUSIP           Fair       Shares or
                                                of             or            Market      Principal  Investment             Voting
Name of Issuer                                 Class          SEDOL          Value        Amount    Discretion  Managers  Authority
-----------------------------------------------------------------------------------------------------------------------------------
EQUITIES
COMMON STOCK
Alcoa Inc.                                  COMMON STOCK    013817101      $1,419,060     42,360 (b) Shared               (a) Sole
Active Voice Corporation                    COMMON STOCK    004938106       2,389,750    121,000 (b) Shared               (a) Sole
ADC Telecommunications Inc.                 COMMON STOCK    000886101         590,512     32,580 (b) Shared               (a) Sole
American Freightways Corporation            COMMON STOCK    02629V108         269,653      9,652 (a) Sole                 (a) Sole
American Freightways Corporation            COMMON STOCK    02629V108         102,028      3,652 (b) Shared               (a) Sole
American International Group, Inc.          COMMON STOCK    026874107         857,494      8,700 (b) Shared               (a) Sole
Akamai Technologies,Inc.                    COMMON STOCK    00971T101         130,587      6,200 (b) Shared               (a) Sole
Alcatel SA  ADR                             COMMON STOCK    013904305       3,683,652     65,853 (b) Shared               (a) Sole
Anadarko Petroleum Corporation              COMMON STOCK    032511107       1,988,961     27,982 (b) Shared               (a) Sole
ACNielsen Corporation                       COMMON STOCK    004833109      34,437,500    950,000 (a) Sole                 (a) Sole
ACNielsen Corporation                       COMMON STOCK    004833109      10,693,750    295,000 (b) Shared               (a) Sole
Avis Group Holdings, Inc.                   COMMON STOCK    053790101      19,058,831    585,300 (a) Sole                 (a) Sole
Avis Group Holdings, Inc.                   COMMON STOCK    053790101       5,825,431    178,900 (b) Shared               (a) Sole
AXA Group ADR                               COMMON STOCK    054536107      13,518,847    188,252 (a) Sole                 (a) Sole
AXA Group ADR                               COMMON STOCK    054536107       3,833,208     53,378 (b) Shared               (a) Sole
BioChem Pharma Inc.                         COMMON STOCK    09058T108      30,480,000    952,500 (a) Sole                 (a) Sole
BioChem Pharma Inc.                         COMMON STOCK    09058T108       9,280,000    290,000 (b) Shared               (a) Sole
Bindley Western Industries, Inc.            COMMON STOCK    090324104       3,092,250     74,400 (a) Sole                 (a) Sole
Bindley Western Industries, Inc.            COMMON STOCK    090324104         652,531     15,700 (b) Shared               (a) Sole
Berkley Petroleum Corporation               COMMON STOCK    08449G106         188,425     25,000 (b) Shared               (a) Sole
Block Drug Company, Inc.                    COMMON STOCK    093644102      16,338,394    310,100 (a) Sole                 (a) Sole
Block Drug Company, Inc.                    COMMON STOCK    093644102       4,220,269     80,100 (b) Shared               (a) Sole
Bank United Corp.                           COMMON STOCK    065412108      18,035,594    264,500 (a) Sole                 (a) Sole
Bank United Corp.                           COMMON STOCK    065412108       6,648,281     97,500 (b) Shared               (a) Sole
BP Amoco plc ADR                            COMMON STOCK    055622104       2,433,965     50,840 (b) Shared               (a) Sole
Citigroup Inc.                              COMMON STOCK    172967101       3,602,613     70,553 (b) Shared               (a) Sole
ConAgra, Inc.                               COMMON STOCK    205887102         816,400     31,400 (b) Shared               (a) Sole
Chris-Craft Industries, Inc.                COMMON STOCK    170520100      14,736,400    221,600 (a) Sole                 (a) Sole
Chris-Craft Industries, Inc.                COMMON STOCK    170520100       4,655,000     70,000 (b) Shared               (a) Sole
Clear Channel Communications, Inc. (SFX)    COMMON STOCK    184502102         406,875      8,400 (b) Shared               (a) Sole
Clear Channel Communications, Inc. (AMFM)   COMMON STOCK    184502102         855,891     17,670 (b) Shared               (a) Sole
Comcast Corporation Special Class A         COMMON STOCK    200300200       1,227,450     29,400 (b) Shared               (a) Sole
Dominion Resources, Inc.                    COMMON STOCK    25746U109       1,612,020     24,060 (b) Shared               (a) Sole
Delhaize Le Lion SA                         COMMON STOCK     4262118        2,042,463     42,917 (b) Shared               (a) Sole
Dain Rauscher Corporation                   COMMON STOCK    233856103      50,411,625    532,400 (a) Sole                 (a) Sole
Dain Rauscher Corporation                   COMMON STOCK    233856103      14,515,594    153,300 (b) Shared               (a) Sole
Delhaize America, Inc. Class A              COMMON STOCK    246688105         803,136     45,407 (b) Shared               (a) Sole
Delhaize America, Inc. Class B              COMMON STOCK    246688204       2,651,400    147,300 (b) Shared               (a) Sole
Elan Corporation plc                        COMMON STOCK    284131208         965,508     20,625 (b) Shared               (a) Sole
Vivendi Universal SA ordinary               COMMON STOCK     4834777        2,933,672     44,540 (b) Shared               (a) Sole
R&B Falcon Corporation                      COMMON STOCK    74912E101      14,283,181    622,700 (a) Sole                 (a) Sole
R&B Falcon Corporation                      COMMON STOCK    74912E101       3,975,069    173,300 (b) Shared               (a) Sole
Flextronics International Ltd.              COMMON STOCK     2353058        1,358,196     47,656 (b) Shared               (a) Sole
General Motors Corporation - Class H        COMMON STOCK    370442832       5,095,995    221,565 (b) Shared               (a) Sole
Great Plains Software, Inc                  COMMON STOCK    39119E105       5,718,094    121,500 (b) Shared               (a) Sole
Harmonic, Inc.                              COMMON STOCK    413160102          43,208      7,597 (b) Shared               (a) Sole
Honeywell International Inc.                COMMON STOCK    438516106      29,745,369    628,700 (a) Sole                 (a) Sole
Honeywell International Inc.                COMMON STOCK    438516106       8,658,187    183,000 (b) Shared               (a) Sole
Hercules Incorporated                       COMMON STOCK    427056106      11,980,781    628,500 (a) Sole                 (a) Sole
Hercules Incorporated                       COMMON STOCK    427056106       4,472,062    234,600 (b) Shared               (a) Sole
The Hertz Corporation                       COMMON STOCK    428040109      10,527,562    308,500 (a) Sole                 (a) Sole
The Hertz Corporation                       COMMON STOCK    428040109       3,125,850     91,600 (b) Shared               (a) Sole
IBP, Inc.                                   COMMON STOCK    449223106       1,203,750     45,000 (b) Shared               (a) Sole
Imperial Bancorp                            COMMON STOCK    452556103      12,899,250    491,400 (a) Sole                 (a) Sole
Imperial Bancorp                            COMMON STOCK    452556103       3,525,375    134,300 (b) Shared               (a) Sole
Infinity Broadcasting Corporation           COMMON STOCK    45662S102      41,742,816  1,494,150 (a) Sole                 (a) Sole
Infinity Broadcasting Corporation           COMMON STOCK    45662S102      12,427,997    444,850 (b) Shared               (a) Sole
IPALCO Enterprises, Inc.                    COMMON STOCK    462613100       5,657,456    233,900 (a) Sole                 (a) Sole
IPALCO Enterprises, Inc.                    COMMON STOCK    462613100       1,620,562     67,000 (b) Shared               (a) Sole
i2 Technologies, Inc.                       COMMON STOCK    465754109       1,854,187     34,100 (b) Shared               (a) Sole
JDS Uniphase Corporation                    COMMON STOCK    46612J101       2,017,675     48,400 (b) Shared               (a) Sole
J.P. Morgan Chase & Co.                     COMMON STOCK    46625H100      58,249,528  1,299,850 (a) Sole                 (a) Sole
J.P. Morgan Chase & Co.                     COMMON STOCK    46625H100      23,345,520    520,960 (b) Shared               (a) Sole
Keebler Foods Company                       COMMON STOCK    487256109      32,727,337    789,800 (a) Sole                 (a) Sole
Keebler Foods Company                       COMMON STOCK    487256109      12,153,619    293,300 (b) Shared               (a) Sole
Liberty Financial Companies, Inc.           COMMON STOCK    530512102       7,107,719    159,500 (a) Sole                 (a) Sole
Liberty Financial Companies, Inc.           COMMON STOCK    530512102       1,871,625     42,000 (b) Shared               (a) Sole
AT&T - Liberty Media Group                  COMMON STOCK    001957208         374,325     27,600 (b) Shared               (a) Sole
Lucent Technologies, Inc.                   COMMON STOCK    549463107         371,493     27,518 (b) Shared               (a) Sole
McLeodUSA Incorporated                      COMMON STOCK    582266102          20,382      1,443 (b) Shared               (a) Sole
MCN Energy Group, Inc.                      COMMON STOCK    55267J100      12,595,044    454,900 (a) Sole                 (a) Sole
MCN Energy Group, Inc.                      COMMON STOCK    55267J100       4,906,225    177,200 (b) Shared               (a) Sole
M.S. Carriers, Inc.                         COMMON STOCK    553533100       2,387,475     72,900 (b) Shared               (a) Sole
NiSource, Inc.                              COMMON STOCK    65473P105       1,715,604     55,792 (b) Shared               (a) Sole
Nortel Networks Corporation (Alteon)        COMMON STOCK    656568102         734,039     22,894 (b) Shared               (a) Sole
Nortel Networks Corporation (Architel)      COMMON STOCK    656568102         721,182     22,493 (b) Shared               (a) Sole
The Quaker Oats Company                     COMMON STOCK    747402105      24,100,312    247,500 (a) Sole                 (a) Sole
The Quaker Oats Company                     COMMON STOCK    747402105      13,096,937    134,500 (b) Shared               (a) Sole
Old Kent Financial Corporation              COMMON STOCK    679833103      20,890,625    477,500 (a) Sole                 (a) Sole
Old Kent Financial Corporation              COMMON STOCK    679833103       7,122,500    162,800 (b) Shared               (a) Sole
Openwave Systems, Inc.                      COMMON STOCK    683718100         892,548     18,619 (b) Shared               (a) Sole
Pfizer, Inc.                                COMMON STOCK    717081103       3,198,150     69,525 (b) Shared               (a) Sole
Sanmina Corporation                         COMMON STOCK    800907107       2,015,237     26,300 (b) Shared               (a) Sole
The Charles Schwab Corporation              COMMON STOCK    808513105       1,632,272     57,525 (b) Shared               (a) Sole
SDL, Inc.                                   COMMON STOCK    784076101      15,678,237    105,800 (a) Sole                 (a) Sole
SDL, Inc.                                   COMMON STOCK    784076101       5,260,656     35,500 (b) Shared               (a) Sole
Siebel Systems, Inc.                        COMMON STOCK    826170102         824,856     12,175 (b) Shared               (a) Sole
Shire Pharmaceuticals Group plc ADR         COMMON STOCK    82481R106       3,454,687     75,000 (a) Sole                 (a) Sole
Shire Pharmaceuticals Group plc ADR         COMMON STOCK    82481R106       1,799,938     39,076 (b) Shared               (a) Sole
Shaw Industries, Inc.                       COMMON STOCK    820286102      21,615,262  1,141,400 (a) Sole                 (a) Sole
Shaw Industries, Inc.                       COMMON STOCK    820286102       5,681,250    300,000 (b) Shared               (a) Sole
Stora Enso Oyj Series R ordinary            COMMON STOCK     5072673        1,275,344    107,724 (b) Shared               (a) Sole
Sun Microsystems, Inc.                      COMMON STOCK    866810104         669,000     24,000 (b) Shared               (a) Sole
Syratech Corporation                        COMMON STOCK    871824108         367,770     73,554 (a) Sole                 (a) Sole
AT&T Corp.                                  COMMON STOCK    001957109      25,510,090  1,473,507 (a) Sole                 (a) Sole
AT&T Corp.                                  COMMON STOCK    001957109       8,485,497    490,137 (b) Shared               (a) Sole
Telefonica S.A.                             COMMON STOCK    879382208       1,805,750     36,115 (b) Shared               (a) Sole
TeleCorp PCS, Inc.                          COMMON STOCK    879300101         484,463     21,652 (b) Shared               (a) Sole
TELUS Corporation Class A                   COMMON STOCK    87971M202         660,442     25,226 (b) Shared               (a) Sole
Terra Networks, S.A.                        COMMON STOCK    88100W103         654,505     61,965 (a) Sole                 (a) Sole
Terra Networks, S.A.                        COMMON STOCK    88100W103         177,608     16,815 (b) Shared               (a) Sole
Texas Instruments Incorporated              COMMON STOCK    882508104         923,812     19,500 (b) Shared               (a) Sole
Tyco International Ltd.                     COMMON STOCK    902124106       1,440,225     25,950 (b) Shared               (a) Sole
UBS AG global registered share              COMMON STOCK    2587415GL       1,556,712      9,527 (b) Shared               (a) Sole
United Dominion Industries Limited          COMMON STOCK    909914103      13,520,259  1,132,350 (a) Sole                 (a) Sole
United Dominion Industries Limited          COMMON STOCK    909914103       3,554,538    297,700 (b) Shared               (a) Sole
Union Carbide Corporation                   COMMON STOCK    905581104      30,404,062    565,000 (a) Sole                 (a) Sole
Union Carbide Corporation                   COMMON STOCK    905581104      10,428,862    193,800 (b) Shared               (a) Sole
U.S. Bancorp                                COMMON STOCK    902973106      37,056,450  1,269,600 (a) Sole                 (a) Sole
U.S. Bancorp                                COMMON STOCK    902973106       9,950,019    340,900 (b) Shared               (a) Sole
Vivendi Universal SA ADR                    COMMON STOCK    92851S204         551,237      8,440 (b) Shared               (a) Sole
Viacom, Inc. Class B                        COMMON STOCK    925524308         507,284     10,851 (b) Shared               (a) Sole
VoiceStream Wireless Corporation            COMMON STOCK    928615103      39,887,750    396,400 (a) Sole                 (a) Sole
VoiceStream Wireless Corporation            COMMON STOCK    928615103      12,034,750    119,600 (b) Shared               (a) Sole
Verizon Communications                      COMMON STOCK    92343V104         733,830     14,640 (b) Shared               (a) Sole
webMethods, Inc.                            COMMON STOCK    94768C108         177,875      2,000 (b) Shared               (a) Sole
Wells Fargo Company                         COMMON STOCK    949746101       1,970,948     35,393 (b) Shared               (a) Sole
Willamette Industries, Inc.                 COMMON STOCK    969133107      43,487,594    926,500 (a) Sole                 (a) Sole
Willamette Industries, Inc.                 COMMON STOCK    969133107      12,217,831    260,300 (b) Shared               (a) Sole
WPP Group plc ordinary                      COMMON STOCK     0974042        1,442,263    114,807 (b) Shared               (a) Sole
XO Communications, Inc.                     COMMON STOCK    983764101         875,573     49,155 (b) Shared               (a) Sole

CORPORATE BONDS
Dictaphone Corp. callable                  CORPORATE BONDS  253579AA4         674,600  3,373,000 (b) Shared               (a) Sole
11.750% due 08-01-05


TOTAL                                                                  $1,024,369,169